Loss per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss per share
Net loss and comprehensive loss for the year	$ (30,930,647)	$ (31,638,244)	$ (20,640,935)
Weighted average number of common shares outstanding, basic	62,505,982	43,222,819	29,857,136
Weighted average number of common shares outstanding, diluted	62,505,982	43,222,819	29,857,136